Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 802		$ 876		$ 976
Charged to Expenses	972		1,026		1,246
Charged to other Accounts	113	[1],[2]	139	[1],[2]	103	[1],[2]
Deductions	1,246	[3],[4]	1,239	[3],[4]	1,449	[3],[4]
Balance at End of Period	641		802		876
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	2,376		3,421		2,942
Charged to Expenses	120		108		675
Charged to other Accounts	38	[1],[2]	25	[1],[2]	4	[1],[2]
Deductions	493	[3],[4]	1,178	[3],[4]	200	[3],[4]
Balance at End of Period	$ 2,041		$ 2,376		$ 3,421

[1]	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.
[2]	Valuation Allowance for Deferred Tax Assets includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.
[3]	Amounts written off as uncollectible or transferred to other accounts or utilized.
[4]	Reductions to valuation allowances related to deferred tax assets.